Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
2.	Segment Reporting

The Company is a leading provider of international crude oil and gas marine transportation services and also offers offshore oil production storage and offloading services, primarily under long-term fixed-rate contracts.

The Company has four reportable segments: its shuttle tanker and FSO segment (or Teekay Shuttle and Offshore), its floating production, storage and offloading (or FPSO) segment (or Teekay Petrojarl), its liquefied gas segment (or Teekay Gas Services) and its conventional tanker segment (or Teekay Tanker Services). The Company’s shuttle tanker and FSO segment consists of shuttle tankers and FSO units. The Company’s FPSO segment consists of FPSO units and other vessels used to service its FPSO contracts. The Company’s liquefied gas segment consists of LNG and LPG carriers. The Company’s conventional tanker segment consists of conventional crude oil and product tankers that: (i) are subject to long-term, fixed-rate time-charter contracts, which have an original term of one year or more; (ii) operate in the spot tanker market; or (iii) are subject to time-charters or contracts of affreightment that are priced on a spot-market basis or are short-term, fixed-rate contracts, which have an original term of less than one year. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments is the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables present results for these segments for the years ended December 31, 2011, 2010 and 2009.

Year ended December 31, 2011	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,768	464,810	272,041	603,163	1,953,782
Voyage expenses	97,743	—	4,862	74,009	176,614
Vessel operating expenses	196,536	242,332	48,158	190,661	677,687
Time-charter hire expense	74,478	—	—	139,701	214,179
Depreciation and amortization	129,293	96,915	63,641	138,759	428,608
General and administrative (2)	60,359	52,854	20,586	89,817	223,616
Asset impairments and net loss (gain) on sale of vessels and equipment	43,356	(4,888)	—	112,591	151,059
Bargain purchase gain	—	(58,235)	—	—	(58,235)
Goodwill impairment	—	—	—	36,652	36,652
Restructuring charges	5,351	—	—	139	5,490

Income (loss) from vessel operations	6,652	135,832	134,794	(179,166)	98,112

Segment assets	2,182,461	2,225,830	2,924,653	2,572,685	9,905,629

Year ended December 31, 2010	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues (1)	622,195	463,931	248,378	761,249	2,095,753
Voyage expenses	111,003	—	29	134,065	245,097
Vessel operating expenses	182,614	209,283	46,497	192,153	630,547
Time charter hire expense	89,768	—	—	196,224	285,992
Depreciation and amortization	127,438	95,784	62,904	154,579	440,705
General and administrative (2)	51,281	42,714	20,147	79,601	193,743
Asset impairments and net loss (gain) on sale of vessels and equipment	19,480	—	(4,340)	34,010	49,150
Restructuring charges	704	—	394	15,298	16,396

Income (loss) from vessel operations	39,907	116,150	122,747	(44,681)	234,123

Segment assets	1,811,186	1,185,017	2,869,713	2,691,407	8,557,323

Year ended December 31, 2009	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	583,320	390,576	246,472	961,237	2,181,605
Voyage expenses	86,499	—	1,018	206,574	294,091
Vessel operating expenses	173,463	200,856	50,704	190,741	615,764
Time charter hire expense	113,786	—	—	325,091	438,877
Depreciation and amortization	122,630	102,316	59,868	152,362	437,176
General and administrative (2)	50,923	34,276	20,007	93,630	198,836
Asset impairments and net loss on sale of vessels and equipment	1,902	—	—	10,727	12,629
Restructuring charges	7,032	—	4,177	3,235	14,444

Income (loss) from vessel operations	27,085	53,128	110,698	(21,123)	169,788

(1)	FPSO segment includes $59.2 million in revenue for the year ended December 31, 2010, related to operations in previous years as a result of executing a contract amendment in March 2010.
(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2011 $	December 31, 2010 $
Total assets of all segments	9,905,629	8,557,323
Cash	692,127	779,748
Accounts receivable and other assets	533,640	575,277

Consolidated total assets	11,131,396	9,912,348

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Statoil ASA (1)	$283.7 or 15%	$330.4 or 16%	$346.6 or 16%
Petroleo Brasileiro SA (1)	$224.9 or 12%	$226.0 or 11%	$217.9 or 10%
BP PLC (2)	$190.3 (3)	$222.2 or 11%	$152.0 (3)

(1)	Shuttle tanker and FSO, FPSO and conventional tanker segments
(2)	Shuttle tanker and FSO, FPSO, liquefied gas and conventional tanker segments
(3)	Less than 10%